Schedule of changes in intangible assets (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Intangible assets	R$ 11,810	R$ 11,624	R$ 10,777
Intangible assets	1,032	41	934
Disposals and retirements, intangible assets other than goodwill	(23)	(24)	(41)
Amortisation, intangible assets other than goodwill	(829)	(744)	(704)
Increase (decrease) through transfers and other changes, intangible assets other than goodwill	915	913	658
Intangible assets	12,953	11,810	11,624
Temporary Easements Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	9	8	9
Intangible assets
Disposals and retirements, intangible assets other than goodwill	0
Amortisation, intangible assets other than goodwill	(1)	(1)
Increase (decrease) through transfers and other changes, intangible assets other than goodwill	2	1
Intangible assets	10	9	8
Onerous Concession Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	6	7	7
Intangible assets	0
Disposals and retirements, intangible assets other than goodwill	0
Amortisation, intangible assets other than goodwill	(1)	(1)
Increase (decrease) through transfers and other changes, intangible assets other than goodwill	0
Intangible assets	5	6	7
Assets Of Concession Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	11,674	11,517	10,680
Intangible assets	0		891
Disposals and retirements, intangible assets other than goodwill	(23)	(24)	(41)
Amortisation, intangible assets other than goodwill	(757)	(738)	(698)
Increase (decrease) through transfers and other changes, intangible assets other than goodwill	913	919	685
Intangible assets	11,807	11,674	11,517
Assets Of Concession G S F Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Intangible assets
Intangible assets	1,032
Disposals and retirements, intangible assets other than goodwill	0
Amortisation, intangible assets other than goodwill	(66)
Increase (decrease) through transfers and other changes, intangible assets other than goodwill	0
Intangible assets	966
Others Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	8	10	18
Intangible assets	0		7
Disposals and retirements, intangible assets other than goodwill	0
Amortisation, intangible assets other than goodwill	(4)	(5)	(5)
Increase (decrease) through transfers and other changes, intangible assets other than goodwill	0	3	(10)
Intangible assets	4	8	10
In Progress [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	113
Intangible assets	51
Disposals and retirements, intangible assets other than goodwill	0
Amortisation, intangible assets other than goodwill
Increase (decrease) through transfers and other changes, intangible assets other than goodwill	(3)
Intangible assets	161	113
Net Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	11,810
Intangible assets	1,083
Disposals and retirements, intangible assets other than goodwill	(23)
Amortisation, intangible assets other than goodwill	(829)
Increase (decrease) through transfers and other changes, intangible assets other than goodwill	912
Intangible assets	12,953	11,810
Useful Life Defined Intangible Asset [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	11,697	11,542	10,714
Intangible assets			898
Disposals and retirements, intangible assets other than goodwill		(24)	(41)
Amortisation, intangible assets other than goodwill		(744)	(704)
Increase (decrease) through transfers and other changes, intangible assets other than goodwill		923	675
Intangible assets	12,792	11,697	11,542
Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Intangible assets	113	82	63
Intangible assets		41	36
Increase (decrease) through transfers and other changes, intangible assets other than goodwill		(10)	(17)
Intangible assets	R$ 161	R$ 113	R$ 82